TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statement of Additional Information, as supplemented

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Transamerica Asset Allocation-Conservative Portfolio

Transamerica Asset Allocation-Growth Portfolio

Transamerica Asset Allocation-Moderate Portfolio

Transamerica Asset Allocation-Moderate Growth Portfolio

Effective immediately, the information in the Prospectuses and Summary Prospectuses under the section entitled “Management” of the above-listed funds is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.
Portfolio Construction Manager: Morningstar Investment Management LLC
Portfolio Construction Team:

Dan McNeela, CFA	Co-Portfolio Manager	since 2010
Michael Stout, CFA	Co-Portfolio Manager	since 2006
Ricky Williamson, CFA	Co-Portfolio Manager	since 2019

Effective immediately, the table in the Prospectuses under the section entitled “Shareholder Information - Management of Transamerica Funds” in the sub-section, “Portfolio Construction Team” is deleted in its entirety and replaced with the following table:

Name	Employer	Positions Over Past Five Years
Dan McNeela, CFA	Morningstar Investment Management LLC	Co-Portfolio Manager of the fund since 2010; Employee of Morningstar, Inc. since 2000; Employee of Morningstar Investment Management LLC since 2006

Michael Stout, CFA	Morningstar Investment Management LLC	Co-Portfolio Manager of the fund since 2006; Employee of Morningstar, Inc. since 1993; Employee of Morningstar Investment Management LLC since 1999

Ricky Williamson, CFA	Morningstar Investment Management LLC	Co-Portfolio Manager of the fund since 2019; Employee of Morningstar Investment Management LLC since 2013

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Effective immediately, the following tables replace the corresponding tables in the Statement of Additional Information in “Appendix B - Portfolio Managers” under “Morningstar Investment Management LLC”:

Transamerica Asset Allocation – Conservative Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Dan McNeela, CFA	8	$5.62 billion	0	$0	26,030	$3.24 billion
Michael Stout, CFA	8	$5.62 billion	0	$0	35,270	$4.27 billion
Ricky Williamson, CFA*	8	$5.23 billion	0	$0	50,847	$6.72 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dan McNeela, CFA	0	$0	0	$0	0	$0
Michael Stout, CFA	0	$0	0	$0	0	$0
Ricky Williamson, CFA*	0	$0	0	$0	0	$0

*	as of June 30, 3019

Transamerica Asset Allocation – Growth Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Dan McNeela, CFA	8	$5.21 billion	0	$0	26,030	$3.24 billion
Michael Stout, CFA	8	$5.21 billion	0	$0	35,270	$4.27 billion
Ricky Williamson, CFA*	8	$4.83 billion	0	$0	50,847	$6.72 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dan McNeela, CFA	0	$0	0	$0	0	$0
Michael Stout, CFA	0	$0	0	$0	0	$0
Ricky Williamson, CFA*	0	$0	0	$0	0	$0

*	as of June 30, 3019

Transamerica Asset Allocation – Moderate Growth Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Dan McNeela, CFA	8	$4.28 billion	0	$0	26,030	$3.24 billion
Michael Stout, CFA	8	$4.28 billion	0	$0	35,270	$4.27 billion
Ricky Williamson, CFA*	8	$3.97 billion	0	$0	50,847	$6.72 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dan McNeela, CFA	0	$0	0	$0	0	$0
Michael Stout, CFA	0	$0	0	$0	0	$0
Ricky Williamson, CFA*	0	$0	0	$0	0	$0

*	as of June 30, 3019

Transamerica Asset Allocation – Moderate Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Dan McNeela, CFA	8	$4.90 billion	0	$0	26,030	$3.24 billion
Michael Stout, CFA	8	$4.90 billion	0	$0	35,270	$4.27 billion
Ricky Williamson, CFA*	8	$4.57 billion	0	$0	50,847	$6.72 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dan McNeela, CFA	0	$0	0	$0	0	$0
Michael Stout, CFA	0	$0	0	$0	0	$0
Ricky Williamson, CFA*	0	$0	0	$0	0	$0

*	as of June 30, 3019

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Investors Should Retain this Supplement for Future Reference

August 7, 2019